Financial instruments (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2017

Financial assets measured at fair value
Forward exchange contracts	467	—	—	467	—	467	—	467
	467	—	—	467

Financial assets not measured at fair value
Non-current receivables	—	160,352	—	160,352	—	—	128,427	128,427
Trade and other receivables (Note 20) *	—	112,000	—	112,000	—	—	—	—
Cash and cash equivalents	—	143,648	—	143,648	—	—	—	—
	—	416,000	—	416,000

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	701,091	701,091	—	706,056	—	706,056
Unsecured bank loans (Note 15)	—	—	—	—	—	—	—	—
Unsecured notes (Note 15)	—	—	147,619	147,619	149,630	—	—	149,630
Unsecured other borrowings (Note 15)	—	—	50,010	50,010	—	—	—	—
Trade and other payables (Note 16) *	—	—	51,335	51,335	—	—	—	—
Advances received on contracts (Note 16)	—	—	539	539	—	—	—	—
	—	—	950,594	950,594

	Carrying amount				Fair value
(in thousands of USD)	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2018

Financial assets measured at fair value
Forward exchange contracts	(562)	—	—	(562)	—	(562)	—	(562)
Interest rate swaps	11,040	—	—	11,040	—	11,040	—	11,040
	10,478	—	—	10,478

Financial assets not measured at fair value
Non-current receivables	—	54,022	—	54,022	—	—	45,134	45,134
Trade and other receivables (Note 20) *	—	188,172	—	188,172	—	—	—	—
Cash and cash equivalents	—	206,279	—	206,279	—	—	—	—
	—	448,473	—	448,473

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	1,552,561	1,552,561	—	1,575,793	—	1,575,793
Unsecured bank loans (Note 15)	—	—	—	—	—	—	—	—
Unsecured notes (Note 15)	—	—	147,890	147,890	151,110	—	—	151,110
Unsecured other borrowings (Note 15)	—	—	58,290	58,290	—	—	—	—
Trade and other payables (Note 16) *	—	—	82,156	82,156	—	—	—	—
Advances received on contracts (Note 16)	—	—	413	413	—	—	—	—
	—	—	1,841,310	1,841,310

* Deferred charges (see Note 20) and deferred income (see Note 16), which are not financial assets (liabilities) are not included.

Disclosure of financial assets
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2017

Financial assets measured at fair value
Forward exchange contracts	467	—	—	467	—	467	—	467
	467	—	—	467

Financial assets not measured at fair value
Non-current receivables	—	160,352	—	160,352	—	—	128,427	128,427
Trade and other receivables (Note 20) *	—	112,000	—	112,000	—	—	—	—
Cash and cash equivalents	—	143,648	—	143,648	—	—	—	—
	—	416,000	—	416,000

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	701,091	701,091	—	706,056	—	706,056
Unsecured bank loans (Note 15)	—	—	—	—	—	—	—	—
Unsecured notes (Note 15)	—	—	147,619	147,619	149,630	—	—	149,630
Unsecured other borrowings (Note 15)	—	—	50,010	50,010	—	—	—	—
Trade and other payables (Note 16) *	—	—	51,335	51,335	—	—	—	—
Advances received on contracts (Note 16)	—	—	539	539	—	—	—	—
	—	—	950,594	950,594

	Carrying amount				Fair value
(in thousands of USD)	Hedging instruments	Loans and receivables	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
June 30, 2018

Financial assets measured at fair value
Forward exchange contracts	(562)	—	—	(562)	—	(562)	—	(562)
Interest rate swaps	11,040	—	—	11,040	—	11,040	—	11,040
	10,478	—	—	10,478

Financial assets not measured at fair value
Non-current receivables	—	54,022	—	54,022	—	—	45,134	45,134
Trade and other receivables (Note 20) *	—	188,172	—	188,172	—	—	—	—
Cash and cash equivalents	—	206,279	—	206,279	—	—	—	—
	—	448,473	—	448,473

Financial liabilities not measured at fair value
Secured bank loans (Note 15)	—	—	1,552,561	1,552,561	—	1,575,793	—	1,575,793
Unsecured bank loans (Note 15)	—	—	—	—	—	—	—	—
Unsecured notes (Note 15)	—	—	147,890	147,890	151,110	—	—	151,110
Unsecured other borrowings (Note 15)	—	—	58,290	58,290	—	—	—	—
Trade and other payables (Note 16) *	—	—	82,156	82,156	—	—	—	—
Advances received on contracts (Note 16)	—	—	413	413	—	—	—	—
	—	—	1,841,310	1,841,310

* Deferred charges (see Note 20) and deferred income (see Note 16), which are not financial assets (liabilities) are not included.

The following table shows a reconciliation from the opening balance to the closing balance for Level 3 fair values.

(in thousands of USD)	Non-current receivables
At January 1, 2018	128,427

Settlement shareholders loans (Note 23)	(115,671)
Net change in fair value (unrealized)	23,038
Net change in other non-current receivables (Note 19)	1,445
LT Portion of FMV derivatives (change) (Note 19)	7,895

Balance at June 30, 2018	45,134

Disclosure of financial instruments not measured at fair value

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Non-current receivables (consisting of shareholders' loans)	Discounted cash flow	Discount rate

Other financial liabilities (consisting of secured and unsecured bank loans)	Discounted cash flow	Discount rate

Other financial notes (consisting of unsecured notes)		Not applicable

Schedule and maturity of non-derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2017
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010	—	—
Current trade and other payables (Note 16) *	51,335	51,335	51,335	—	—
Non-current other payables	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps	—	—	—	—	—
Forward exchange contracts	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows June 30, 2018
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	1,700,451	2,132,817	260,341	1,491,831	380,645
Other borrowings (Note 15)	58,290	58,290	58,290	—	—
Current trade and other payables (Note 16) *	82,156	82,156	82,156	—	—
Non-current other payables	—	—	—	—	—
	1,840,897	2,273,263	400,787	1,491,831	380,645

Derivative financial liabilities
Interest rate swaps	—	—	—	—	—
Forward exchange contracts	—	—	—	—	—
	—	—	—	—	—

* Deferred income (see Note 16), which are not financial liabilities, are not included.